Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Oct. 13, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Oct. 31, 2011	Sep. 29, 2011	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jul. 15, 2015
Percentage appropriation to general reserve fund required						10.00%						10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)						50.00%						50.00%
Appropriation to general reserve fund						¥ 500,164	$ 77,212	¥ 499,383
Costs in excess of billings included in accounts receivable						24,912		20,713				$ 3,846
Shipping or delivery costs						¥ 239,519	$ 36,975	¥ 311,356		¥ 405,839
VAT rate (as a percent)						17.00%	17.00%	17.00%	17.00%
Required contribution by company for each employee as a percentage on standard salary base						20.00%	20.00%
Total amount of contributions						¥ 229,452	$ 35,421	¥ 263,104		266,134
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms					10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms					25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules					90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules					80.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms				91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms				10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms				80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms				25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms				98.00%
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms				92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms				10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms				82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms				25 years
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total						(5,898,836)	(910,623)	(1,401,335)		(2,054,898)
Working Capital						7,257,335						1,120,339
Cash And Cash Equivalents Including Restricted Cash At Carrying Value						1,587,675						245,095
Short Term Borrowings, Medium Term Notes And Long Term Debt Current						9,124,183		¥ 10,112,055				1,408,531
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months						2,606,625						402,393
Percentage Of Ownership Interest In Subsidiary Maximum								100.00%	100.00%
Total prepayments to supplier						1,212,614		¥ 1,681,562				187,195
Deposits for the purchase of equipment						¥ 81,828		327,275				$ 12,632
Noon buying rate RMB to $1.00						6.4778						6.4778
Restricted cash						¥ 346,926		1,332,404				$ 53,556
Proceeds from sale of accounts receivable								188,117		677,795
Loss on sale of accounts receivable								8,885		11,840
Amount of the prepayments to suppliers reduced and reclassified to inventories						318,132	49,111	340,007		245,906
Amount of the prepayments to suppliers against the balance of accounts payable										144,803	$ 23,338
Long Term Prepayments To Suppliers						555,520		721,651				$ 85,758
Government grants related to the construction of the solar power plants received						74,581	11,513	80,849		350,028
Grants amortized						¥ 56,935	$ 8,789	49,557		53,419
Product Warranty Accrual Rate						1.00%	1.00%
Equity Method Investment, Ownership Percentage						100.00%						100.00%			100.00%
Disposal Group, Including Discontinued Operation, Consideration		¥ 554,452				¥ 30,002						$ 4,631		$ 85,593
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		6,852	$ 1,058
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		561,304	$ 86,650
Provision for Loan, Lease, and Other Losses								0
Impairment of Long-Lived Assets Held-for-use						¥ 3,804,116	$ 587,254	0		0
Tax Benefits Recognition Basis For Uncertain Tax Position Likelihood Realization Greater Than Percentage						50.00%	50.00%
Government Subsidy Value						¥ 286,277						44,194
Provision For Reserve For Inventory Purchase Commitments						77,705	$ 11,996	0		393,048
Provision For Prepayment Of Inventory Purchase Commitments						522,050	80,591	0		87,134
Net Income (Loss) Available to Common Stockholders, Basic, Total						(5,600,526)	(864,572)	(1,299,809)		¥ (1,944,425)
Other Long-term Debt, Noncurrent						821,276		110,458				126,783
Medium-term Notes, Noncurrent						300,000		1,713,308				46,312
Deferred Tax Liabilities, Net, Current						4,093		4,301				632
Deferred Tax Assets, Net, Current						0		465,961				0
Variable Interest Entity, Consolidated, Carrying Amount, Assets		1,886,045
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities		¥ 1,324,741
Debt Instrument, Face Amount						300,000						46,312
Gain (Loss) on Disposition of Assets						28,430	$ 4,389
Disposal Group Including Discontinued Operation Net Assets						1,572						243
Disposal Group, Including Discontinued Operation, Assets, Total						180,752
Disposal Group, Including Discontinued Operation, Liabilities						179,180
Medium-term Notes, Current						¥ 2,057,000		¥ 2,193,346				$ 271,234
Percentage of Repurchase of Equity Interest						5.50%						5.50%
Construction in Progress [Member]
Project Assets Carrying Value						¥ 235,229						$ 36,313
Construction Completed [Member]
Project Assets Carrying Value						485,057						74,880
Yingli PV Group [Member]
Equity Method Investment, Ownership Percentage								100.00%
Supplier Concentration Risk [Member]
Total prepayments to supplier						¥ 660,034		¥ 1,156,091				$ 101,892
Sales Revenue, Goods, Net [Member] | Geographic Concentration Risk For Government Incentive Programs [Member]
Percentage of concentration of risk						93.00%	93.00%	88.00%	88.00%	90.00%	90.00%
Sales Revenue, Goods, Net [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk						19.40%	19.40%	13.90%	13.90%	15.20%	15.20%
Prepayment To Suppliers [Member]
Provision for Loan, Lease, and Other Losses						¥ 522,050	$ 80,591		$ 0	¥ 87,134
Prepayment To Suppliers [Member] | Supplier Concentration Risk [Member]
Threshold percentage						10.00%		10.00%		10.00%	10.00%	10.00%
Accounts Receivable [Member] | Five Major Accounts Receivable [Member] | Customer Concentration Risk [Member]
Percentage of concentration of risk						27.60%	27.60%	27.20%	27.20%
Cash [Member] | Cash. Financial institution concentration risk PRC Individual financial institutions [Member]
Percentage of concentration of risk						37.20%	37.20%	34.40%	34.40%
CHINA | Cash [Member] | Individual Financial Institutions Disclosed [Member] | Financial Institution Concentration Risk [Member]
Threshold percentage						10.00%		10.00%				10.00%
Projects assets [Member]
Revenues, Total							$ 4,760	¥ 30,836		¥ 2,015
Depreciation, Nonproduction						¥ 37,855	$ 5,844			¥ 2,365
2010 MTNs [Member]
Medium-term Notes, Noncurrent						¥ 357,000
Debt Instrument, Maturity Date						Oct. 13, 2015	Oct. 13, 2015
Yingli China Registered Issue [Member]
Medium-term Notes, Noncurrent						¥ 300,000
Debt Instrument, Maturity Date						May 03, 2017	May 03, 2017
2011 MTNs [Member]
Medium-term Notes, Noncurrent						¥ 1,400,000
Debt Instrument, Maturity Date						May 12, 2016	May 12, 2016
Medium-term Notes [Member]
Deferred Finance Costs, Net						¥ 1,595		¥ 9,203				$ 246
Medium-term Notes [Member] | Prepaid Expenses and Other Current Assets [Member]
Deferred Finance Costs, Net						1,595						$ 246
Borrowings [Member]
Sale Leaseback Transaction, Amount Due under Financing Arrangement						175,000
Payables [Member]
Sale Leaseback Transaction, Amount Due under Financing Arrangement						¥ 100,000
Yingli Energy China Company Limited [Member]
Percentage Of Claim Equity Interests In Project Asset Companies In VIE								100.00%	100.00%
Number of Project Assets Consolidated								23
Yingli Energy China Company Limited [Member] | Medium-term notes first tranche [Member]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	¥ 1,100,000												$ 163,200
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months	700,000												108,061
Term of loan facility						5 years	5 years
Baoding Tianwei Yingli New Energy Resources Company Limited [Member] | Medium-term notes first tranche [Member]
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months	¥ 1,450,000												$ 224,500
Long Term Loan Maturity Date	May 12, 2016
Minimum [Member]
Period of assembly and installation of PV systems						1 month	1 month
Standard salary base rate for medical insurance benefits (as a percent)						6.00%	6.00%
Standard salary base rate for unemployment (as a percent)						1.00%	1.00%
Standard salary base rate for housing fund (as a percent)						5.00%	5.00%
Standard salary base rate for other statutory benefits (as a percent)						0.90%	0.90%
Property, Plant and Equipment, Estimated Useful Lives						20 years	20 years
Minimum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life						45 years	45 years
Maximum [Member]
Period of assembly and installation of PV systems						3 months	3 months
Standard salary base rate for medical insurance benefits (as a percent)						11.00%	11.00%
Standard salary base rate for unemployment (as a percent)						2.00%	2.00%
Standard salary base rate for housing fund (as a percent)						12.00%	12.00%
Standard salary base rate for other statutory benefits (as a percent)						1.70%	1.70%
Property, Plant and Equipment, Estimated Useful Lives						25 years	25 years
Maximum [Member] | Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life						50 years	50 years